Share capital, share premium and transaction costs on new equity instruments - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					6 Months Ended		12 Months Ended
	Apr. 15, 2022 EUR (€) Warrants € / shares shares	Mar. 22, 2022 EUR (€) € / shares shares	Mar. 16, 2022 EUR (€) € / shares shares	Jul. 28, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Mar. 16, 2022 USD ($) $ / shares shares	Mar. 26, 2021	May 13, 2019 EUR (€)
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital					€ 32,061		€ 1	€ 1
Par or stated value per share | € / shares						€ 1	€ 1	€ 1
Share premium					369,851		€ 61,888	€ 36,947				€ 6,089
Percentage of voting equity interests acquired							100.00%				100.00%
New equity instruments transaction costs					€ 0	€ 532	€ 1,059	0	€ 0
Increase decrease in number of ordinary shares issued | shares					267,177,592
Gain loss on conversion of securities recognized in profit loss					€ 0
Exercise of warrants [member] | Private placement warrants [Member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares					1,334,949
Business combination agreement [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par or stated value per share | € / shares			€ 1
Number of shares exchanged for shares in the new company | shares			124
Business combination agreement [member] | Spartan acquisition corporation three [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par or stated value per share | € / shares			€ 0.12
Increase decrease in number of ordinary shares issued | shares					14,907,582
Number of shares issued as a result of shares exchanged in the new company | shares			14,907,582
Expense from share based payment transaction with parties other than employees			€ 159,306
Business combination agreement [member] | Merger of subsidiary with holding company [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par or stated value per share | € / shares			€ 0.12
Increase decrease in number of ordinary shares issued | shares					235,935,061
Number of shares issued as a result of shares exchanged in the new company | shares			235,935,061
Subscription agreement [member] | Private investment in public equity investors [member] | Tranche one [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares					12,500,000
Subscription agreement [member] | Private investment in public equity investors [member] | Tranche two [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares					2,500,000
Share premium [member] | Business combination agreement [member] | Spartan acquisition corporation three [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			€ 86,401
Share premium [member] | Business combination agreement [member] | Merger of subsidiary with holding company [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			28,312
Issued capital [member] | Business combination agreement [member] | Spartan acquisition corporation three [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			1,789
Issued capital [member] | Business combination agreement [member] | Merger of subsidiary with holding company [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			€ 28,312
Madeline [Member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares					2
Madeline [Member] | First special fees agreement [member] | External consulting firm [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares			22		22
Issue of equity			€ 22
Madeline [Member] | Issued capital [member] | First special fees agreement [member] | External consulting firm [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par or stated value per share | € / shares			€ 1
Mega-E
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital				€ 9,456					€ 100
Share premium				0			0
Gain loss on fair value of options				€ 26,000	€ 7,056	0	1,200
Percentage of voting equity interests acquired				100.00%
Ordinary shares [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital					€ 28,312		€ 100	100
Number of shares outstanding | shares					235,935,061		100
Par or stated value per share | € / shares					€ 0.12		€ 1
Shares authorized value					€ 108,000		€ 100
Shares authorized | shares					900,000
Ordinary shares [member] | Exercise of warrants [member] | Private placement warrants [Member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares	1,334,949
Shares issued price per share | € / shares	€ 0.12
Class of warrants or rights exercised during the period units | Warrants	9,360,000
Ordinary shares [member] | Subscription agreement [member] | Private investment in public equity investors [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shares subscribed but not issued shares | shares			15,000,000							15,000,000
Shares issued price per share | (per share)			€ 9.07							$ 10
Shares subscribed but not issued value			€ 136,000							$ 150
Ordinary shares [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche one [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares			12,500,000
Shares issued price per share | € / shares			€ 0.12
Ordinary shares [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche two [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease in number of ordinary shares issued | shares		2,500,000
Shares issued price per share | € / shares		€ 0.12
Ordinary shares [member] | Share premium [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital					€ 369,851	36,415	61,888	36,947
Debt instrument converted into equity value			€ 101,933
Increase decrease through conversion of convertible instruments			101,933
Issue of equity			2
Ordinary shares [member] | Share premium [member] | Exercise of warrants [member] | Private placement warrants [Member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity	€ 13,694				13,694
Ordinary shares [member] | Share premium [member] | Business combination agreement [member] | Spartan acquisition corporation three [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity					86,401
Ordinary shares [member] | Share premium [member] | Business combination agreement [member] | Merger of subsidiary with holding company [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity					(28,312)
Ordinary shares [member] | Share premium [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche one [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			€ 111,873		111,873
Ordinary shares [member] | Share premium [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche two [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity		€ 22,375			22,375
Ordinary shares [member] | Issued capital [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital					32,061	€ 1	€ 1	€ 1
Par or stated value per share | € / shares			€ 1
Increase decrease in number of ordinary shares issued | shares			2
Ordinary shares [member] | Issued capital [member] | Exercise of warrants [member] | Private placement warrants [Member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity	€ 160				160
Ordinary shares [member] | Issued capital [member] | Business combination agreement [member] | Spartan acquisition corporation three [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity					1,789
Ordinary shares [member] | Issued capital [member] | Business combination agreement [member] | Merger of subsidiary with holding company [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity					28,311
Ordinary shares [member] | Issued capital [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche one [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity			€ 1,500		1,500
Ordinary shares [member] | Issued capital [member] | Subscription agreement [member] | Private investment in public equity investors [member] | Tranche two [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity		€ 300			300
Ordinary shares [member] | Madeline [Member] | Share premium [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease through conversion of convertible instruments					101,933
Ordinary shares [member] | Madeline [Member] | Share premium [member] | First special fees agreement [member] | External consulting firm [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity
Ordinary shares [member] | Madeline [Member] | Issued capital [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase decrease through conversion of convertible instruments					2
Ordinary shares [member] | Madeline [Member] | Issued capital [member] | First special fees agreement [member] | External consulting firm [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issue of equity					€ 22